UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Franklin S&P 500 Index Fund
Class A [SBSPX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$27	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$585,122,976
Total Number of Portfolio Holdings*	504
Portfolio Turnover Rate	0%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin S&P 500 Index Fund	PAGE 1	7614-STSR-0525

Franklin S&P 500 Index Fund
Class D [SBSDX]
Semi-Annual Shareholder Report | March 31, 2025

This semi-annual shareholder report contains important information about Franklin S&P 500 Index Fund for the period October 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class D	$17	0.34%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$585,122,976
Total Number of Portfolio Holdings*	504
Portfolio Turnover Rate	0%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin S&P 500 Index Fund	PAGE 1	7113-STSR-0525

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
S&P 500 Index Fund
Financial Statements and Other Important Information
Semi-Annual  | March 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 9.1%
Diversified Telecommunication Services — 0.8%
AT&T Inc.	87,380	$2,471,107
Verizon Communications Inc.	51,315	2,327,648
Total Diversified Telecommunication Services		4,798,755
Entertainment — 1.5%
Electronic Arts Inc.	2,913	420,987
Live Nation Entertainment Inc.	1,965	256,590 *
Netflix Inc.	5,210	4,858,481 *
Take-Two Interactive Software Inc.	1,977	409,733 *
TKO Group Holdings Inc.	822	125,610
Walt Disney Co.	22,054	2,176,730
Warner Bros. Discovery Inc.	27,729	297,532 *
Total Entertainment		8,545,663
Interactive Media & Services — 6.0%
Alphabet Inc., Class A Shares	71,050	10,987,172
Alphabet Inc., Class C Shares	57,583	8,996,192
Match Group Inc.	3,053	95,254
Meta Platforms Inc., Class A Shares	26,671	15,372,097
Total Interactive Media & Services		35,450,715
Media — 0.5%
Charter Communications Inc., Class A Shares	1,193	439,656 *
Comcast Corp., Class A Shares	45,833	1,691,238
Fox Corp., Class A Shares	2,661	150,612
Fox Corp., Class B Shares	1,520	80,119
Interpublic Group of Cos. Inc.	5,023	136,425
News Corp., Class A Shares	4,300	117,046
News Corp., Class B Shares	1,291	39,208
Omnicom Group Inc.	2,291	189,947
Paramount Global, Class B Shares	6,520	77,979
Total Media		2,922,230
Wireless Telecommunication Services — 0.3%
T-Mobile US Inc.	5,868	1,565,054

Total Communication Services		53,282,417
Consumer Discretionary — 10.2%
Automobile Components — 0.0%††
Aptiv PLC	2,657	158,091 *
Automobiles — 1.7%
Ford Motor Co.	47,314	474,559
General Motors Co.	12,256	576,400
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Automobiles — continued
Tesla Inc.	34,091	$8,835,024 *
Total Automobiles		9,885,983
Broadline Retail — 3.8%
Amazon.com Inc.	114,885	21,858,020 *
eBay Inc.	5,719	387,348
Total Broadline Retail		22,245,368
Distributors — 0.1%
Genuine Parts Co.	1,638	195,151
LKQ Corp.	3,363	143,062
Pool Corp.	441	140,393
Total Distributors		478,606
Hotels, Restaurants & Leisure — 2.1%
Airbnb Inc., Class A Shares	5,306	633,855 *
Booking Holdings Inc.	404	1,861,192
Caesars Entertainment Inc.	2,492	62,300 *
Carnival Corp.	13,079	255,433 *
Chipotle Mexican Grill Inc.	16,496	828,264 *
Darden Restaurants Inc.	1,396	290,033
Domino’s Pizza Inc.	416	191,131
DoorDash Inc., Class A Shares	4,138	756,302 *
Expedia Group Inc.	1,498	251,814
Hilton Worldwide Holdings Inc.	2,903	660,578
Las Vegas Sands Corp.	4,270	164,950
Marriott International Inc., Class A Shares	2,807	668,627
McDonald’s Corp.	8,739	2,729,801
MGM Resorts International	2,955	87,586 *
Norwegian Cruise Line Holdings Ltd.	4,939	93,643 *
Royal Caribbean Cruises Ltd.	2,988	613,855
Starbucks Corp.	13,871	1,360,606
Wynn Resorts Ltd.	1,087	90,765
Yum! Brands Inc.	3,413	537,070
Total Hotels, Restaurants & Leisure		12,137,805
Household Durables — 0.3%
DR Horton Inc.	3,433	436,437
Garmin Ltd.	1,906	413,850
Lennar Corp., Class A Shares	2,865	328,845
Mohawk Industries Inc.	572	65,311 *
NVR Inc.	36	260,798 *
PulteGroup Inc.	2,460	252,888
Total Household Durables		1,758,129
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Leisure Products — 0.0%††
Hasbro Inc.	1,507	$92,665
Specialty Retail — 1.9%
AutoZone Inc.	206	785,433 *
Best Buy Co. Inc.	2,401	176,737
CarMax Inc.	1,841	143,451 *
Home Depot Inc.	12,118	4,441,126
Lowe’s Cos. Inc.	6,864	1,600,891
O’Reilly Automotive Inc.	699	1,001,373 *
Ross Stores Inc.	4,049	517,422
TJX Cos. Inc.	13,758	1,675,724
Tractor Supply Co.	6,565	361,731
Ulta Beauty Inc.	561	205,629 *
Williams-Sonoma Inc.	1,518	239,996
Total Specialty Retail		11,149,513
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.	1,799	201,146 *
Lululemon Athletica Inc.	1,340	379,301 *
NIKE Inc., Class B Shares	14,507	920,904
Ralph Lauren Corp.	449	99,112
Tapestry Inc.	2,446	172,223
Total Textiles, Apparel & Luxury Goods		1,772,686

Total Consumer Discretionary		59,678,846
Consumer Staples — 6.0%
Beverages — 1.3%
Brown-Forman Corp., Class B Shares	2,049	69,543
Coca-Cola Co.	47,188	3,379,605
Constellation Brands Inc., Class A Shares	1,891	347,036
Keurig Dr Pepper Inc.	14,760	505,087
Molson Coors Beverage Co., Class B Shares	2,093	127,401
Monster Beverage Corp.	8,556	500,697 *
PepsiCo Inc.	16,768	2,514,194
Total Beverages		7,443,563
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	5,403	5,110,049
Dollar General Corp.	2,785	244,885
Dollar Tree Inc.	2,424	181,970 *
Kroger Co.	8,070	546,258
Sysco Corp.	6,071	455,568
Target Corp.	5,522	576,276
Walgreens Boots Alliance Inc.	8,243	92,074
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples Distribution & Retail — continued
Walmart Inc.	52,788	$4,634,259
Total Consumer Staples Distribution & Retail		11,841,339
Food Products — 0.7%
Archer-Daniels-Midland Co.	5,784	277,690
Bunge Global SA	1,616	123,495
Campbell’s Co.	2,717	108,463
Conagra Brands Inc.	6,035	160,953
General Mills Inc.	6,604	394,853
Hershey Co.	1,810	309,564
Hormel Foods Corp.	3,342	103,402
JM Smucker Co.	1,222	144,697
Kellanova	3,298	272,052
Kraft Heinz Co.	10,631	323,501
Lamb Weston Holdings Inc.	1,662	88,585
McCormick & Co. Inc., Non Voting Shares	3,003	247,177
Mondelez International Inc., Class A Shares	15,680	1,063,888
Tyson Foods Inc., Class A Shares	3,346	213,508
Total Food Products		3,831,828
Household Products — 1.2%
Church & Dwight Co. Inc.	2,997	329,940
Clorox Co.	1,485	218,666
Colgate-Palmolive Co.	9,961	933,346
Kimberly-Clark Corp.	4,101	583,244
Procter & Gamble Co.	28,578	4,870,263
Total Household Products		6,935,459
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,747	181,302
Kenvue Inc.	23,178	555,808
Total Personal Care Products		737,110
Tobacco — 0.7%
Altria Group Inc.	20,730	1,244,215
Philip Morris International Inc.	18,933	3,005,235
Total Tobacco		4,249,450

Total Consumer Staples		35,038,749
Energy — 3.6%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	12,210	536,630
Halliburton Co.	10,415	264,229
Schlumberger NV	17,058	713,024
Total Energy Equipment & Services		1,513,883
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 3.4%
APA Corp.	4,492	$94,422
Chevron Corp.	20,371	3,407,865
ConocoPhillips	15,519	1,629,805
Coterra Energy Inc.	8,706	251,603
Devon Energy Corp.	7,890	295,086
Diamondback Energy Inc.	2,295	366,925
EOG Resources Inc.	6,895	884,215
EQT Corp.	7,110	379,887
Expand Energy Corp.	2,613	290,879
Exxon Mobil Corp.	52,949	6,297,225
Hess Corp.	3,361	536,853
Kinder Morgan Inc.	23,453	669,114
Marathon Petroleum Corp.	3,819	556,390
Occidental Petroleum Corp.	8,518	420,448
ONEOK Inc.	7,602	754,270
Phillips 66	5,078	627,031
Targa Resources Corp.	2,624	526,033
Texas Pacific Land Corp.	232	307,398
Valero Energy Corp.	3,825	505,168
Williams Cos. Inc.	14,897	890,245
Total Oil, Gas & Consumable Fuels		19,690,862

Total Energy		21,204,745
Financials — 14.5%
Banks — 3.4%
Bank of America Corp.	80,792	3,371,450
Citigroup Inc.	22,756	1,615,448
Citizens Financial Group Inc.	5,176	212,061
Fifth Third Bancorp	8,001	313,639
Huntington Bancshares Inc.	18,535	278,210
JPMorgan Chase & Co.	34,064	8,355,899
KeyCorp	11,720	187,403
M&T Bank Corp.	2,052	366,795
PNC Financial Services Group Inc.	4,893	860,043
Regions Financial Corp.	11,284	245,201
Truist Financial Corp.	15,901	654,326
US Bancorp	18,855	796,058
Wells Fargo & Co.	40,087	2,877,846
Total Banks		20,134,379
Capital Markets — 3.2%
Ameriprise Financial Inc.	1,187	574,639
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Bank of New York Mellon Corp.	8,741	$733,108
Blackrock Inc.	1,777	1,681,895
Blackstone Inc.	8,910	1,245,440
Cboe Global Markets Inc.	1,242	281,052
Charles Schwab Corp.	20,759	1,625,015
CME Group Inc.	4,405	1,168,602
FactSet Research Systems Inc.	446	202,769
Franklin Resources Inc.	3,685	70,936 (a)
Goldman Sachs Group Inc.	3,802	2,076,995
Intercontinental Exchange Inc.	7,021	1,211,122
Invesco Ltd.	5,178	78,550
KKR & Co. Inc.	8,266	955,632
MarketAxess Holdings Inc.	436	94,329
Moody’s Corp.	1,874	872,703
Morgan Stanley	15,137	1,766,034
MSCI Inc.	949	536,660
Nasdaq Inc.	5,137	389,693
Northern Trust Corp.	2,459	242,580
Raymond James Financial Inc.	2,189	304,074
S&P Global Inc.	3,854	1,958,217
State Street Corp.	3,524	315,504
T. Rowe Price Group Inc.	2,837	260,635
Total Capital Markets		18,646,184
Consumer Finance — 0.6%
American Express Co.	6,772	1,822,007
Capital One Financial Corp.	4,621	828,545
Discover Financial Services	3,044	519,611
Synchrony Financial	4,696	248,606
Total Consumer Finance		3,418,769
Financial Services — 4.9%
Apollo Global Management Inc.	5,469	748,925
Berkshire Hathaway Inc., Class B Shares	22,325	11,889,849 *
Corpay Inc.	872	304,084 *
Fidelity National Information Services Inc.	6,506	485,868
Fiserv Inc.	6,929	1,530,131 *
Global Payments Inc.	3,096	303,160
Jack Henry & Associates Inc.	840	153,384
Mastercard Inc., Class A Shares	9,915	5,434,610
PayPal Holdings Inc.	11,984	781,956 *
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Financial Services — continued
Visa Inc., Class A Shares	20,988	$7,355,454
Total Financial Services		28,987,421
Insurance — 2.4%
Aflac Inc.	6,049	672,588
Allstate Corp.	3,258	674,634
American International Group Inc.	7,131	619,969
Aon PLC, Class A Shares	2,640	1,053,598
Arch Capital Group Ltd.	4,519	434,637
Arthur J Gallagher & Co.	3,101	1,070,589
Assurant Inc.	639	134,030
Brown & Brown Inc.	2,881	358,396
Chubb Ltd.	4,515	1,363,485
Cincinnati Financial Corp.	1,957	289,088
Erie Indemnity Co., Class A Shares	301	126,134
Everest Group Ltd.	508	184,572
Globe Life Inc.	971	127,900
Hartford Insurance Group Inc.	3,573	442,087
Loews Corp.	2,124	195,217
Marsh & McLennan Cos. Inc.	5,996	1,463,204
MetLife Inc.	7,057	566,607
Principal Financial Group Inc.	2,522	212,781
Progressive Corp.	7,128	2,017,295
Prudential Financial Inc.	4,332	483,798
Travelers Cos. Inc.	2,752	727,794
Willis Towers Watson PLC	1,191	402,499
WR Berkley Corp.	3,611	256,959
Total Insurance		13,877,861

Total Financials		85,064,614
Health Care — 11.1%
Biotechnology — 1.9%
AbbVie Inc.	21,495	4,503,632
Amgen Inc.	6,545	2,039,095
Biogen Inc.	1,844	252,333 *
Gilead Sciences Inc.	15,173	1,700,135
Incyte Corp.	1,942	117,588 *
Moderna Inc.	4,040	114,534 *
Regeneron Pharmaceuticals Inc.	1,278	810,546
Vertex Pharmaceuticals Inc.	3,142	1,523,304 *
Total Biotechnology		11,061,167
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	21,120	$2,801,568
Align Technology Inc.	864	137,255 *
Baxter International Inc.	5,962	204,079
Becton Dickinson & Co.	3,527	807,895
Boston Scientific Corp.	17,964	1,812,208 *
Cooper Cos. Inc.	2,324	196,029 *
Dexcom Inc.	4,648	317,412 *
Edwards Lifesciences Corp.	7,210	522,581 *
GE HealthCare Technologies Inc.	5,542	447,295
Hologic Inc.	2,712	167,520 *
IDEXX Laboratories Inc.	1,015	426,249 *
Insulet Corp.	833	218,754 *
Intuitive Surgical Inc.	4,340	2,149,472 *
Medtronic PLC	15,647	1,406,040
ResMed Inc.	1,789	400,468
Solventum Corp.	1,781	135,427 *
STERIS PLC	1,229	278,553
Stryker Corp.	4,177	1,554,888
Zimmer Biomet Holdings Inc.	2,407	272,424
Total Health Care Equipment & Supplies		14,256,117
Health Care Providers & Services — 2.4%
Cardinal Health Inc.	2,966	408,626
Cencora Inc.	2,110	586,770
Centene Corp.	6,007	364,685 *
Cigna Group	3,317	1,091,293
CVS Health Corp.	15,439	1,045,992
DaVita Inc.	581	88,876 *
Elevance Health Inc.	2,837	1,233,981
HCA Healthcare Inc.	2,181	753,644
Henry Schein Inc.	1,440	98,626 *
Humana Inc.	1,456	385,258
Labcorp Holdings Inc.	986	229,482
McKesson Corp.	1,536	1,033,713
Molina Healthcare Inc.	685	225,632 *
Quest Diagnostics Inc.	1,300	219,960
UnitedHealth Group Inc.	11,209	5,870,714
Universal Health Services Inc., Class B Shares	686	128,899
Total Health Care Providers & Services		13,766,151
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	3,537	413,758
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — continued
Bio-Techne Corp.	2,062	$120,895
Charles River Laboratories International Inc.	593	89,258 *
Danaher Corp.	7,827	1,604,535
IQVIA Holdings Inc.	2,021	356,302 *
Mettler-Toledo International Inc.	249	294,047 *
Revvity Inc.	1,493	157,959
Thermo Fisher Scientific Inc.	4,660	2,318,816
Waters Corp.	724	266,845 *
West Pharmaceutical Services Inc.	855	191,418
Total Life Sciences Tools & Services		5,813,833
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	24,755	1,509,807
Eli Lilly & Co.	9,594	7,923,780
Johnson & Johnson	29,325	4,863,258
Merck & Co. Inc.	30,829	2,767,211
Pfizer Inc.	69,214	1,753,883
Viatris Inc.	13,705	119,371
Zoetis Inc.	5,429	893,885
Total Pharmaceuticals		19,831,195

Total Health Care		64,728,463
Industrials — 8.4%
Aerospace & Defense — 2.0%
Axon Enterprise Inc.	897	471,777 *
Boeing Co.	9,147	1,560,021 *
General Dynamics Corp.	3,095	843,635
General Electric Co.	13,040	2,609,956
Howmet Aerospace Inc.	4,867	631,396
Huntington Ingalls Industries Inc.	502	102,428
L3Harris Technologies Inc.	2,291	479,529
Lockheed Martin Corp.	2,535	1,132,410
Northrop Grumman Corp.	1,653	846,353
RTX Corp.	16,250	2,152,475
Textron Inc.	2,140	154,615
TransDigm Group Inc.	688	951,703
Total Aerospace & Defense		11,936,298
Air Freight & Logistics — 0.3%
CH Robinson Worldwide Inc.	1,524	156,058
Expeditors International of Washington Inc.	1,740	209,235
FedEx Corp.	2,703	658,937
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — continued
United Parcel Service Inc., Class B Shares	8,974	$987,050
Total Air Freight & Logistics		2,011,280
Building Products — 0.5%
Allegion PLC	1,072	139,853
AO Smith Corp.	1,334	87,190
Builders FirstSource Inc.	1,428	178,414 *
Carrier Global Corp.	9,748	618,023
Johnson Controls International PLC	8,078	647,129
Lennox International Inc.	390	218,724
Masco Corp.	2,576	179,135
Trane Technologies PLC	2,743	924,172
Total Building Products		2,992,640
Commercial Services & Supplies — 0.6%
Cintas Corp.	4,212	865,692
Copart Inc.	10,577	598,552 *
Republic Services Inc.	2,466	597,167
Rollins Inc.	3,285	177,489
Veralto Corp.	3,055	297,710
Waste Management Inc.	4,479	1,036,933
Total Commercial Services & Supplies		3,573,543
Construction & Engineering — 0.1%
Quanta Services Inc.	1,830	465,150
Electrical Equipment — 0.7%
AMETEK Inc.	2,816	484,746
Eaton Corp. PLC	4,830	1,312,939
Emerson Electric Co.	6,904	756,955
GE Vernova Inc.	3,362	1,026,351
Generac Holdings Inc.	698	88,402 *
Hubbell Inc.	639	211,451
Rockwell Automation Inc.	1,353	349,588
Total Electrical Equipment		4,230,432
Ground Transportation — 0.9%
CSX Corp.	23,378	688,015
J.B. Hunt Transport Services Inc.	953	140,996
Norfolk Southern Corp.	2,732	647,074
Old Dominion Freight Line Inc.	2,298	380,204
Uber Technologies Inc.	25,513	1,858,877 *
Union Pacific Corp.	7,333	1,732,348
Total Ground Transportation		5,447,514
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Industrial Conglomerates — 0.5%
3M Co.	6,640	$975,151
Honeywell International Inc.	7,939	1,681,083
Total Industrial Conglomerates		2,656,234
Machinery — 1.6%
Caterpillar Inc.	5,836	1,924,713
Cummins Inc.	1,662	520,937
Deere & Co.	3,087	1,448,884
Dover Corp.	1,705	299,534
Fortive Corp.	4,084	298,867
IDEX Corp.	885	160,159
Illinois Tool Works Inc.	3,259	808,265
Ingersoll Rand Inc.	4,896	391,827
Nordson Corp.	674	135,959
Otis Worldwide Corp.	4,861	501,655
PACCAR Inc.	6,338	617,131
Parker-Hannifin Corp.	1,576	957,972
Pentair PLC	2,017	176,447
Snap-on Inc.	616	207,598
Stanley Black & Decker Inc.	1,800	138,384
Westinghouse Air Brake Technologies Corp.	2,072	375,757
Xylem Inc.	2,964	354,079
Total Machinery		9,318,168
Passenger Airlines — 0.2%
Delta Air Lines Inc.	7,760	338,336
Southwest Airlines Co.	7,002	235,127
United Airlines Holdings Inc.	3,977	274,612 *
Total Passenger Airlines		848,075
Professional Services — 0.7%
Automatic Data Processing Inc.	4,971	1,518,789
Broadridge Financial Solutions Inc.	1,458	353,507
Dayforce Inc.	1,908	111,294 *
Equifax Inc.	1,534	373,621
Jacobs Solutions Inc.	1,464	176,983
Leidos Holdings Inc.	1,581	213,340
Paychex Inc.	3,888	599,841
Paycom Software Inc.	590	128,903
Verisk Analytics Inc.	1,724	513,097
Total Professional Services		3,989,375
Trading Companies & Distributors — 0.3%
Fastenal Co.	6,943	538,430
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Trading Companies & Distributors — continued
United Rentals Inc.	805	$504,493
W.W. Grainger Inc.	537	530,465
Total Trading Companies & Distributors		1,573,388

Total Industrials		49,042,097
Information Technology — 29.3%
Communications Equipment — 0.9%
Arista Networks Inc.	12,609	976,945 *
Cisco Systems Inc.	48,426	2,988,369
F5 Inc.	685	182,395 *
Juniper Networks Inc.	4,226	152,939
Motorola Solutions Inc.	2,052	898,386
Total Communications Equipment		5,199,034
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A Shares	14,787	969,879
CDW Corp.	1,580	253,211
Corning Inc.	9,344	427,768
Jabil Inc.	1,297	176,483
Keysight Technologies Inc.	2,123	317,962 *
TE Connectivity PLC	3,647	515,394
Teledyne Technologies Inc.	568	282,699 *
Trimble Inc.	2,949	193,602 *
Zebra Technologies Corp., Class A Shares	602	170,101 *
Total Electronic Equipment, Instruments & Components		3,307,099
IT Services — 1.2%
Accenture PLC, Class A Shares	7,620	2,377,745
Akamai Technologies Inc.	1,782	143,451 *
Cognizant Technology Solutions Corp., Class A Shares	6,025	460,913
EPAM Systems Inc.	678	114,474 *
Gartner Inc.	930	390,358 *
GoDaddy Inc., Class A Shares	1,716	309,120 *
International Business Machines Corp.	11,291	2,807,620
VeriSign Inc.	998	253,362 *
Total IT Services		6,857,043
Semiconductors & Semiconductor Equipment — 9.8%
Advanced Micro Devices Inc.	19,733	2,027,368 *
Analog Devices Inc.	6,061	1,222,322
Applied Materials Inc.	9,951	1,444,089
Broadcom Inc.	57,083	9,557,407
Enphase Energy Inc.	1,575	97,729 *
First Solar Inc.	1,246	157,532 *
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — continued
Intel Corp.	52,795	$1,198,974
KLA Corp.	1,616	1,098,557
Lam Research Corp.	15,676	1,139,645
Microchip Technology Inc.	6,496	314,471
Micron Technology Inc.	13,568	1,178,924
Monolithic Power Systems Inc.	588	341,028
NVIDIA Corp.	298,256	32,324,985
NXP Semiconductors NV	3,132	595,268
ON Semiconductor Corp.	5,174	210,530 *
QUALCOMM Inc.	13,517	2,076,346
Skyworks Solutions Inc.	1,868	120,729
Teradyne Inc.	2,023	167,100
Texas Instruments Inc.	11,087	1,992,334
Total Semiconductors & Semiconductor Equipment		57,265,338
Software — 9.7%
Adobe Inc.	5,288	2,028,107 *
ANSYS Inc.	1,060	335,554 *
Autodesk Inc.	2,600	680,680 *
Cadence Design Systems Inc.	3,365	855,820 *
Crowdstrike Holdings Inc., Class A Shares	3,001	1,058,093 *
Fair Isaac Corp.	294	542,183 *
Fortinet Inc.	7,820	752,753 *
Gen Digital Inc.	6,439	170,891
Intuit Inc.	3,411	2,094,320
Microsoft Corp.	90,547	33,990,438
Oracle Corp.	19,762	2,762,925
Palantir Technologies Inc., Class A Shares	24,966	2,107,130 *
Palo Alto Networks Inc.	8,064	1,376,041 *
PTC Inc.	1,424	220,649 *
Roper Technologies Inc.	1,298	765,275
Salesforce Inc.	11,662	3,129,614
ServiceNow Inc.	2,509	1,997,515 *
Synopsys Inc.	1,889	810,098 *
Tyler Technologies Inc.	517	300,579 *
Workday Inc., Class A Shares	2,590	604,843 *
Total Software		56,583,508
Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	182,967	40,642,460
Dell Technologies Inc., Class C Shares	3,744	341,265
Hewlett Packard Enterprise Co.	15,729	242,698
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Technology Hardware, Storage & Peripherals — continued
HP Inc.	11,298	$312,842
NetApp Inc.	2,415	212,134
Seagate Technology Holdings PLC	2,639	224,183
Super Micro Computer Inc.	6,312	216,123 *
Western Digital Corp.	4,322	174,738 *
Total Technology Hardware, Storage & Peripherals		42,366,443

Total Information Technology		171,578,465
Materials — 2.0%
Chemicals — 1.3%
Air Products & Chemicals Inc.	2,681	790,680
Albemarle Corp.	1,392	100,252
CF Industries Holdings Inc.	2,146	167,710
Corteva Inc.	8,419	529,808
Dow Inc.	8,609	300,626
DuPont de Nemours Inc.	5,105	381,241
Eastman Chemical Co.	1,335	117,627
Ecolab Inc.	3,040	770,701
International Flavors & Fragrances Inc.	3,116	241,833
Linde PLC	5,808	2,704,437
LyondellBasell Industries NV, Class A Shares	3,230	227,392
Mosaic Co.	3,671	99,154
PPG Industries Inc.	2,753	301,040
Sherwin-Williams Co.	2,836	990,303
Total Chemicals		7,722,804
Construction Materials — 0.1%
Martin Marietta Materials Inc.	764	365,291
Vulcan Materials Co.	1,616	377,013
Total Construction Materials		742,304
Containers & Packaging — 0.3%
Amcor PLC	16,908	164,008
Avery Dennison Corp.	942	167,648
Ball Corp.	3,630	189,014
International Paper Co.	6,388	340,800
Packaging Corp. of America	1,043	206,535
Smurfit WestRock PLC	6,039	272,117
Total Containers & Packaging		1,340,122
Metals & Mining — 0.3%
Freeport-McMoRan Inc.	17,757	672,280
Newmont Corp.	13,732	662,981
Nucor Corp.	2,805	337,554
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Steel Dynamics Inc.	1,728	$216,138
Total Metals & Mining		1,888,953

Total Materials		11,694,183
Real Estate — 2.3%
Health Care REITs — 0.3%
Alexandria Real Estate Equities Inc.	1,838	170,034
Healthpeak Properties Inc.	8,279	167,401
Ventas Inc.	5,356	368,279
Welltower Inc.	7,367	1,128,698
Total Health Care REITs		1,834,412
Hotel & Resort REITs — 0.0%††
Host Hotels & Resorts Inc.	8,116	115,328
Industrial REITs — 0.2%
Prologis Inc.	11,332	1,266,804
Office REITs — 0.0%††
BXP Inc.	1,798	120,808
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A Shares	3,643	476,431 *
CoStar Group Inc.	5,194	411,521 *
Total Real Estate Management & Development		887,952
Residential REITs — 0.3%
AvalonBay Communities Inc.	1,766	379,019
Camden Property Trust	1,372	167,796
Equity Residential	4,285	306,720
Essex Property Trust Inc.	809	248,015
Invitation Homes Inc.	6,778	236,213
Mid-America Apartment Communities Inc.	1,474	247,013
UDR Inc.	3,487	157,508
Total Residential REITs		1,742,284
Retail REITs — 0.3%
Federal Realty Investment Trust	1,042	101,929
Kimco Realty Corp.	7,888	167,541
Realty Income Corp.	10,624	616,298
Regency Centers Corp.	1,896	139,849
Simon Property Group Inc.	3,726	618,814
Total Retail REITs		1,644,431
Specialized REITs — 1.0%
American Tower Corp.	5,719	1,244,455
Crown Castle Inc.	5,219	543,976
Digital Realty Trust Inc.	3,870	554,532
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialized REITs — continued
Equinix Inc.	1,178	$960,482
Extra Space Storage Inc.	2,578	382,807
Iron Mountain Inc.	3,564	306,647
Public Storage	1,896	567,454
SBA Communications Corp.	1,338	294,373
VICI Properties Inc.	12,902	420,863
Weyerhaeuser Co.	9,134	267,444
Total Specialized REITs		5,543,033

Total Real Estate		13,155,052
Utilities — 2.5%
Electric Utilities — 1.6%
Alliant Energy Corp.	3,094	199,099
American Electric Power Co. Inc.	6,429	702,497
Constellation Energy Corp.	3,844	775,066
Duke Energy Corp.	9,462	1,154,080
Edison International	4,676	275,510
Entergy Corp.	5,213	445,659
Evergy Inc.	2,897	199,748
Eversource Energy	4,365	271,110
Exelon Corp.	12,101	557,614
FirstEnergy Corp.	6,059	244,905
NextEra Energy Inc.	25,058	1,776,362
NRG Energy Inc.	2,439	232,827
PG&E Corp.	26,944	462,898
Pinnacle West Capital Corp.	1,479	140,875
PPL Corp.	9,208	332,501
Southern Co.	13,336	1,226,245
Xcel Energy Inc.	7,041	498,432
Total Electric Utilities		9,495,428
Gas Utilities — 0.0%††
Atmos Energy Corp.	1,915	296,021
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	8,180	101,596
Vistra Corp.	4,148	487,141
Total Independent Power and Renewable Electricity Producers		588,737
Multi-Utilities — 0.7%
Ameren Corp.	3,263	327,605
CenterPoint Energy Inc.	7,970	288,753
CMS Energy Corp.	3,733	280,386
Consolidated Edison Inc.	4,184	462,708
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

 Franklin S&P 500 Index Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Multi-Utilities — continued
	Dominion Energy Inc.	10,076	$564,961
	DTE Energy Co.	2,566	354,801
	NiSource Inc.	5,820	233,324
	Public Service Enterprise Group Inc.	5,995	493,388
	Sempra	7,644	545,476
	WEC Energy Group Inc.	3,913	426,439
Total Multi-Utilities			3,977,841
Water Utilities — 0.1%
	American Water Works Co. Inc.	2,420	356,998

Total Utilities			14,715,025
Total Investments before Short-Term Investments (Cost — $225,952,974)			579,182,656
	Rate
Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $5,116,858)	4.255%	5,116,858	5,116,858 (b)
Total Investments — 99.9% (Cost — $231,069,832)			584,299,514
Other Assets in Excess of Liabilities — 0.1%			823,462
Total Net Assets — 100.0%			$585,122,976

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 8).
(b)	Rate shown is one-day yield as of the end of the reporting period.
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	20	6/25	$5,717,867	$5,653,250	$(64,617)
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
March 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $230,997,078)	$584,228,578
Investments in affiliated securities, at value (Cost — $72,754)	70,936
Receivable for Fund shares sold	711,664
Deposits with brokers for open futures contracts	413,162
Dividends receivable from unaffiliated investments	336,748
Dividends receivable from affiliated investments	1,179
Prepaid expenses	23,277
Total Assets	585,785,544
Liabilities:
Payable for Fund shares repurchased	198,380
Investment management fee payable	96,085
Service and/or distribution fees payable	94,555
Transfer agent fees payable	71,535
Payable to brokers — net variation margin on open futures contracts	69,394
Fund accounting fees payable	53,997
Standard & Poor’s license fees payable	40,857
Trustees’ fees payable	3,780
Accrued expenses	33,985
Total Liabilities	662,568
Total Net Assets	$585,122,976
Net Assets:
Par value (Note 7)	$135
Paid-in capital in excess of par value	234,972,595
Total distributable earnings (loss)	350,150,246
Total Net Assets	$585,122,976
Net Assets:
Class A	$550,262,717
Class D	$34,860,259
Shares Outstanding:
Class A	12,670,365
Class D	794,108
Net Asset Value:
Class A	$43.43
Class D	$43.90
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2025

Investment Income:
Dividends from unaffiliated investments	$4,144,262
Dividends from affiliated investments	2,358
Interest	11,961
Less: Foreign taxes withheld	(488)
Total Investment Income	4,158,093
Expenses:
Investment management fee (Note 2)	746,128
Service and/or distribution fees (Notes 2 and 5)	556,924
Transfer agent fees (Notes 2 and 5)	238,302
Fund accounting fees	35,671
Standard & Poor’s license fees	29,845
Registration fees	24,751
Audit and tax fees	21,057
Legal fees	20,483
Trustees’ fees	13,955
Shareholder reports	8,887
Commitment fees (Note 9)	2,455
Insurance	1,561
Custody fees	1,534
Miscellaneous expenses	4,133
Total Expenses	1,705,686
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(134,028)
Net Expenses	1,571,658
Net Investment Income	2,586,435
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(263,923)
Futures contracts	112,205
Net Realized Loss	(151,718)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(16,592,719)
Investments in affiliated securities	(3,429)
Futures contracts	(194,909)
Change in Net Unrealized Appreciation (Depreciation)	(16,791,057)
Net Loss on Investments and Futures Contracts	(16,942,775)
Decrease in Net Assets From Operations	$(14,356,340)
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2025 (unaudited) and the Year Ended September 30, 2024	2025	2024
Operations:
Net investment income	$2,586,435	$4,671,757
Net realized gain (loss)	(151,718)	2,348,557
Change in net unrealized appreciation (depreciation)	(16,791,057)	132,716,802
Increase (Decrease) in Net Assets From Operations	(14,356,340)	139,737,116
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,650,894)	(4,100,009)
Decrease in Net Assets From Distributions to Shareholders	(6,650,894)	(4,100,009)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	74,387,006	118,143,171
Reinvestment of distributions	6,578,759	4,071,743
Cost of shares repurchased	(42,561,386)	(52,356,629)
Increase in Net Assets From Fund Share Transactions	38,404,379	69,858,285
Increase in Net Assets	17,397,145	205,495,392
Net Assets:
Beginning of period	567,725,831	362,230,439
End of period	$585,122,976	$567,725,831
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$44.89	$33.43	$28.74	$35.94	$29.50	$27.21
Income (loss) from operations:
Net investment income	0.19	0.39	0.37	0.31	0.29	0.36
Net realized and unrealized gain (loss)	(1.14)	11.43	5.53	(5.58)	8.02	3.47
Total income (loss) from operations	(0.95)	11.82	5.90	(5.27)	8.31	3.83
Less distributions from:
Net investment income	(0.35)	(0.36)	(0.33)	(0.26)	(0.35)	(0.40)
Net realized gains	(0.16)	—	(0.88)	(1.67)	(1.52)	(1.14)
Total distributions	(0.51)	(0.36)	(1.21)	(1.93)	(1.87)	(1.54)
Net asset value, end of period	$43.43	$44.89	$33.43	$28.74	$35.94	$29.50
Total return[3]	(2.20)%	35.60%	20.99%	(15.77)%	29.24%	14.55%
Net assets, end of period (millions)	$550	$526	$333	$260	$318	$263
Ratios to average net assets:
Gross expenses	0.58%[4]	0.58%	0.61%	0.61%	0.59%	0.61%
Net expenses[5,6]	0.54 [4]	0.54	0.54	0.57	0.59	0.59
Net investment income	0.85 [4]	0.98	1.15	0.91	0.86	1.31
Portfolio turnover rate	0%[7]	1%	3%	9%	3%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.59%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Amount represents less than 1%.
See Notes to Financial Statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class D Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$45.41	$33.79	$29.05	$36.30	$29.77	$27.44
Income (loss) from operations:
Net investment income	0.24	0.47	0.44	0.39	0.36	0.41
Net realized and unrealized gain (loss)	(1.16)	11.57	5.58	(5.65)	8.10	3.51
Total income (loss) from operations	(0.92)	12.04	6.02	(5.26)	8.46	3.92
Less distributions from:
Net investment income	(0.43)	(0.42)	(0.40)	(0.32)	(0.41)	(0.45)
Net realized gains	(0.16)	—	(0.88)	(1.67)	(1.52)	(1.14)
Total distributions	(0.59)	(0.42)	(1.28)	(1.99)	(1.93)	(1.59)
Net asset value, end of period	$43.90	$45.41	$33.79	$29.05	$36.30	$29.77
Total return[3]	(2.13)%	35.89%	21.23%	(15.60)%	29.52%	14.78%
Net assets, end of period (000s)	$34,860	$41,626	$29,248	$25,890	$29,592	$23,555
Ratios to average net assets:
Gross expenses	0.39%[4]	0.39%	0.42%	0.43%	0.40%	0.43%
Net expenses[5,6]	0.34 [4]	0.34	0.34	0.37	0.39	0.39
Net investment income	1.05 [4]	1.18	1.35	1.11	1.06	1.51
Portfolio turnover rate	0%[7]	1%	3%	9%	3%	3%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended March 31, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, effective June 1, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class D shares did not exceed 0.34%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Prior to June 1, 2022, the expense limitation was 0.39%.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Amount represents less than 1%.
See Notes to Financial Statements.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$579,182,656	—	—	$579,182,656
Short-Term Investments†	5,116,858	—	—	5,116,858
Total Investments	$584,299,514	—	—	$584,299,514
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$64,617	—	—	$64,617

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2025, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A and Class D shares did not exceed 0.54% and 0.34%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the six months ended March 31, 2025, fees waived and/or expenses reimbursed amounted to $134,028.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended March 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $23,095 was earned by Investor Services.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$38,512,918
Sales	2,310,656
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$235,097,402	$359,822,400	$(10,620,288)	$349,202,112
Futures contracts	—	—	(64,617)	(64,617)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2025.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$64,617

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$112,205

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(194,909)
During the six months ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$8,644,155
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A shares calculated at the annual rate of 0.20% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended March 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$556,924	$221,937
Class D	—	16,365
Total	$556,924	$238,302
For the six months ended March 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$124,699
Class D	9,329
Total	$134,028
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended March 31, 2025	Year Ended September 30, 2024
Net Investment Income:
Class A	$4,236,179	$3,735,308
Class D	397,958	364,701
Total	$4,634,137	$4,100,009
Net Realized Gains:
Class A	$1,873,232	—
Class D	143,525	—
Total	$2,016,757	—
7. Shares of beneficial interest
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2025		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,563,020	$71,722,083	2,910,704	$113,441,207
Shares issued on reinvestment	129,222	6,037,276	101,507	3,707,042
Shares repurchased	(740,424)	(33,831,826)	(1,254,880)	(49,279,062)
Net increase	951,818	$43,927,533	1,757,331	$67,869,187
Class D
Shares sold	56,751	$2,664,923	118,607	$4,701,964
Shares issued on reinvestment	11,474	541,483	9,889	364,701
Shares repurchased	(190,886)	(8,729,560)	(77,210)	(3,077,567)
Net increase (decrease)	(122,661)	$(5,523,154)	51,286	$1,989,098
8. Transactions with affiliated company
The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the year ended March 31, 2025:

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$73,205	$1,160	52	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Franklin Resources Inc.	—	$2,358	$(3,429)	$70,936
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2025.
10. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin S&P 500 Index Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Franklin S&P 500 Index Fund

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Franklin
S&P 500 Index Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin S&P 500 Index Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
Franklin S&P 500 Index Fund
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin S&P 500 Index Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
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NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90138-SFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 23, 2025